Consolidating financial information (Tables)	12 Months Ended
Dec. 31, 2018
Consolidating financial information
Schedule of Consolidating financial information

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2018	£m	£m	£m	£m	£m
Net interest income	(368)	(239)	8,028	1,235	8,656
Non-interest income	2,794	1,002	3,740	(2,790)	4,746
Total income	2,426	763	11,768	(1,555)	13,402
Operating expenses	(85)	(1,262)	(6,855)	(1,443)	(9,645)
Impairment releases/(losses)	1	89	(429)	(59)	(398)
Operating profit/(loss) before tax	2,342	(410)	4,484	(3,057)	3,359
Tax	149	51	(1,322)	(86)	(1,208)
Profit/(loss) from continuing operations	2,491	(359)	3,162	(3,143)	2,151
Profit/(loss) from discontinued operations, net of tax	—	54	—	(54)	—
Profit/(loss) for the year	2,491	(305)	3,162	(3,197)	2,151

Attributable to:
Non-controlling interests	—	—	(38)	30	(8)
Preference shareholders	182	—	—	—	182
Paid-in equity holders	355	—	—	—	355
Ordinary shareholders	1,954	(305)	3,200	(3,227)	1,622
	2,491	(305)	3,162	(3,197)	2,151

Statement of comprehensive income

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2018	£m	£m	£m	£m	£m
Profit/(loss) for the year	2,491	(305)	3,162	(3,197)	2,151
Items that do not qualify for reclassification
Remeasurement of retirement benefit schemes
- contributions in preparation for ring-fencing (1)	—	(53)	(2,000)	—	(2,053)
- other movements	—	(9)	95	—	86
Profit on fair value of credit in financial liabilities designated at
fair value through profit or loss due to own credit risk	—	121	79	—	200
Fair value through other comprehensive income (FVOCI)
financial assets	—	22	28	(2)	48
Tax	—	(24)	526	—	502
	—	57	(1,272)	(2)	(1,217)
Items that do qualify for reclassification
Fair value through other comprehensive income (FVOCI)
financial assets	—	(339)	808	(462)	7
Cash flow hedges	78	223	(550)	(332)	(581)
Currency translation	—	168	(2,488)	2,630	310
Tax	(15)	36	40	128	189
	63	88	(2,190)	1,964	(75)
Other comprehensive income/(loss) after tax	63	145	(3,462)	1,962	(1,292)
Total comprehensive income/(loss) for the year	2,554	(160)	(300)	(1,235)	859

Total comprehensive income/(loss) is attributable to:
Non-controlling interests	—	—	(103)	120	17
Preference shareholders	182	—	—	—	182
Paid-in equity holders	355	—	—	—	355
Ordinary shareholders	2,017	(160)	(197)	(1,355)	305
	2,554	(160)	(300)	(1,235)	859

Note:

(1)

On 17 April 2018 RBS agreed a Memorandum of Understanding (MoU) with the Trustees of the RBS Group Pension Fund in connection with the requirements of ring-fencing. NatWest Markets Plc cannot continue to be a participant in the Main section and separate arrangements are required for its employees. Under the MoU NatWest Bank made a contribution of £2 billion on 9 October 2018 to strengthen funding of the Main section in recognition of the changes in convenant. Also under the MoU, NatWest Markets Plc is required to make a £53 million contribution to the NWM section in Q1 2019.

Income statement

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2017	£m	£m	£m	£m	£m
Net interest income	203	(26)	6,157	2,653	8,987
Non-interest income	1,390	909	(674)	2,521	4,146
Total income	1,593	883	5,483	5,174	13,133
Operating expenses	(122)	(1,601)	(3,946)	(4,732)	(10,401)
Impairment releases/(losses)	—	77	(370)	(200)	(493)
Operating profit/(loss) before tax	1,471	(641)	1,167	242	2,239
Tax	(94)	168	(853)	48	(731)
Profit/(loss) from continuing operations	1,377	(473)	314	290	1,508
(Loss)/profit from discontinued operations, net of tax	—	(510)	—	510	—
Profit/(loss) for the year	1,377	(983)	314	800	1,508

Attributable to:
Non-controlling interests	—	—	5	30	35
Preference shareholders	234	—	—	—	234
Paid-in equity holders	483	—	—	4	487
Ordinary shareholders	660	(983)	309	766	752
	1,377	(983)	314	800	1,508

Statement of comprehensive income

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2017	£m	£m	£m	£m	£m
Profit/(loss)for the year	1,377	(983)	314	800	1,508
Items that do not qualify for reclassification
Profit on remeasurement of retirement benefit schemes	—	4	86	—	90
Loss on fair value of credit in financial liabilities designated at
fair value through profit or loss due to own credit risk	—	(68)	(58)	—	(126)
Tax	—	(18)	8	—	(10)
	—	(82)	36	—	(46)
Items that do qualify for reclassification
Available-for-sale financial assets	—	52	(341)	315	26
Cash flow hedges	(204)	(424)	(24)	(417)	(1,069)
Currency translation	—	(22)	495	(373)	100
Tax	38	93	20	105	256
	(166)	(301)	150	(370)	(687)
Other comprehensive (loss)/income after tax	(166)	(383)	186	(370)	(733)
Total comprehensive income/(loss) for the year	1,211	(1,366)	500	430	775

Total comprehensive income/(loss) is attributable to:
Non-controlling interests	—	—	—	52	52
Preference shareholders	234	—	—	—	234
Paid-in equity holders	483	—	—	4	487
Ordinary shareholders	494	(1,366)	500	374	2
	1,211	(1,366)	500	430	775

Income statement

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2016	£m	£m	£m	£m	£m
Net interest income	267	4	6,050	2,387	8,708
Non-interest income	(4,945)	1,066	(5,099)	12,860	3,882
Total income	(4,678)	1,070	951	15,247	12,590
Operating expenses	(738)	(3,864)	(5,911)	(5,681)	(16,194)
Impairment releases/(losses)	—	73	(4)	(547)	(478)
Operating (loss)/profit before tax	(5,416)	(2,721)	(4,964)	9,019	(4,082)
Tax	66	(199)	(827)	(147)	(1,107)
(Loss)/profit from continuing operations	(5,350)	(2,920)	(5,791)	8,872	(5,189)
(Loss)/profit from discontinued operations, net of tax	—	(531)	—	531	—
(Loss)/profit for the year	(5,350)	(3,451)	(5,791)	9,403	(5,189)

Attributable to:
Non-controlling interests	—	—	5	5	10
Preference shareholders	260	23	—	(23)	260
Paid-in equity holders	294	—	—	9	303
Dividend access share	1,193	—	—	—	1,193
Ordinary shareholders	(7,097)	(3,474)	(5,796)	9,412	(6,955)
	(5,350)	(3,451)	(5,791)	9,403	(5,189)

Statement of comprehensive income

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2016	£m	£m	£m	£m	£m
(Loss)/profit for the year	(5,350)	(3,451)	(5,791)	9,403	(5,189)
Items that do not qualify for reclassification
Profit/(loss) on remeasurement of retirement benefit schemes	—	63	(1,112)	—	(1,049)
Tax	—	(21)	309	—	288
	—	42	(803)	—	(761)
Items that do qualify for reclassification
Available-for-sale financial assets	—	(61)	293	(326)	(94)
Cash flow hedges	189	(40)	1	615	765
Currency translation	—	(90)	709	644	1,263
Tax	(35)	28	50	(149)	(106)
	154	(163)	1,053	784	1,828
Other comprehensive income/(loss) after tax	154	(121)	250	784	1,067
Total comprehensive (loss)/income for the year	(5,196)	(3,572)	(5,541)	10,187	(4,122)

Total comprehensive (loss)/income is attributable to:
Non-controlling interests	—	—	87	34	121
Preference shareholders	260	23	—	(23)	260
Paid-in equity holders	294	—	—	9	303
Dividend access share	1,193	—	—	—	1,193
Ordinary shareholders	(6,943)	(3,595)	(5,628)	10,167	(5,999)
	(5,196)	(3,572)	(5,541)	10,187	(4,122)

Balance sheet

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
At 31 December 2018	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	—	11,095	77,802	—	88,897
Trading assets	—	61,990	13,228	(99)	75,119
Derivatives	543	134,291	3,710	(5,195)	133,349
Settlement balances	—	1,421	1,507	—	2,928
Loans to banks - amortised cost	—	454	12,527	(34)	12,947
Loans to customers - amortised cost	—	7,908	297,200	(19)	305,089
Amount due from holding company and fellow subsidiaries	22,791	11,800	70,638	(105,229)	—
Other financial assets	241	10,995	48,481	(232)	59,485
Intangible assets	—	—	6,314	302	6,616
Other assets	56,773	2,087	10,968	(60,023)	9,805
Total assets	80,348	242,041	542,375	(170,529)	694,235

Liabilities
Bank deposits	—	2,777	20,596	(76)	23,297
Customer deposits	—	2,390	358,531	(7)	360,914
Amount due to holding company and fellow subsidiaries	635	23,505	80,933	(105,073)	—
Settlement balances	—	1,977	1,089	—	3,066
Trading liabilities	—	54,540	17,909	(99)	72,350
Derivatives	445	129,974	3,655	(5,177)	128,897
Other financial liabilities	16,821	16,279	6,625	7	39,732
Subordinated liabilities	7,941	659	2,058	(123)	10,535
Other liabilities	119	1,018	8,552	(735)	8,954
Total liabilities	25,961	233,119	499,948	(111,283)	647,745

Owners' equity	54,387	8,922	42,416	(59,989)	45,736
Non-controlling interests	—	—	11	743	754
Total equity	54,387	8,922	42,427	(59,246)	46,490
Total liabilities and equity	80,348	242,041	542,375	(170,529)	694,235

Balance sheet

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
At 31 December 2017	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	—	93	36,707	61,537	98,337
Trading assets	—	73,011	13,051	(71)	85,991
Derivatives	163	162,005	3,101	(4,426)	160,843
Settlement balances	—	1,614	899	4	2,517
Loans to banks - amortised cost	—	195	5,181	6,141	11,517
Loans to customers - amortised cost	—	9,133	223,755	77,228	310,116
Amounts due from holding company and fellow subsidiaries	24,987	6,470	14,352	(45,809)	—
Other financial assets	107	3,079	4,350	44,393	51,929
Intangible assets	—	—	531	6,012	6,543
Other assets	47,605	270,289	(33,032)	(274,599)	10,263
Total assets	72,862	525,889	268,895	(129,590)	738,056

Liabilities
Bank deposits	—	527	22,367	7,502	30,396
Customer deposits	—	3,063	274,847	83,406	361,316
Amounts due to holding company and fellow subsidiaries	163	14,994	30,652	(45,809)	—
Settlement balances	—	1,372	1,472	—	2,844
Trading liabilities	—	64,182	17,913	(113)	81,982
Derivatives	284	155,098	3,289	(4,165)	154,506
Other financial liabilities	9,202	11,255	1,243	8,626	30,326
Subordinated liabilities	7,864	—	2,197	2,661	12,722
Other liabilities	388	230,876	(110,598)	(105,795)	14,871
Total liabilities	17,901	481,367	243,382	(53,687)	688,963

Owners' equity	54,961	44,522	25,382	(76,535)	48,330
Non-controlling interests	—	—	131	632	763
Total equity	54,961	44,522	25,513	(75,903)	49,093
Total liabilities and equity	72,862	525,889	268,895	(129,590)	738,056

Cash flow statement

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2018	£m	£m	£m	£m	£m
Net cash flows from operating activities	13,711	(1,308)	(81,109)	68,478	(228)
Net cash flows from investing activities	(9,481)	18,288	(32,446)	15,684	(7,955)
Net cash flows from financing activities	(4,169)	(5,795)	7,988	(4,311)	(6,287)
Effects of exchange rate changes on cash and cash equivalents	1	332	565	(222)	676
Net increase/(decrease) in cash and cash equivalents	62	11,517	(105,002)	79,629	(13,794)
Cash and cash equivalents at 1 January 2018	245	13,058	196,214	(86,912)	122,605
Cash and cash equivalents at 31 December 2018	307	24,575	91,212	(7,283)	108,811

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2017	£m	£m	£m	£m	£m
Net cash flows from operating activities	4,973	(74,357)	105,401	2,724	38,741
Net cash flows from investing activities	(2,078)	(2,077)	1,911	(4,238)	(6,482)
Net cash flows from financing activities	(3,831)	(9,668)	573	4,718	(8,208)
Effects of exchange rate changes on cash and cash equivalents	(14)	87	(1,102)	1,013	(16)
Net (decrease)/increase in cash and cash equivalents	(950)	(86,015)	106,783	4,217	24,035
Cash and cash equivalents at 1 January 2017	1,195	99,073	89,431	(91,129)	98,570
Cash and cash equivalents at 31 December 2017	245	13,058	196,214	(86,912)	122,605

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2016	£m	£m	£m	£m	£m
Net cash flows from operating activities	(3,026)	3,098	(6,823)	3,101	(3,650)
Net cash flows from investing activities	2,538	(4,495)	(1,919)	(483)	(4,359)
Net cash flows from financing activities	(1,445)	(13,459)	(1,490)	11,287	(5,107)
Effects of exchange rate changes on cash and cash equivalents	122	7,316	4,260	(3,604)	8,094
Net (decrease)/increase in cash and cash equivalents	(1,811)	(7,540)	(5,972)	10,301	(5,022)
Cash and cash equivalents at 1 January 2016	3,006	106,613	95,403	(101,430)	103,592
Cash and cash equivalents at 31 December 2016	1,195	99,073	89,431	(91,129)	98,570